UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 98.58%
Corporate-Backed Revenue Bonds – 4.47%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$6,500,000	$5,951,010
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	8,044,800
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	7,265,000	7,008,836
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues Refunding (Cargill
Project) Series E 6.125% 11/1/14	4,500,000	4,520,025
		25,524,671
Education Revenue Bonds – 9.14%
Duluth Housing & Redevelopment Authority Lease Revenue (Public School Academy) Series A
5.875% 11/1/40	3,500,000	2,980,985
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,325,663
5.00% 10/1/28	8,900,000	9,545,161
5.00% 10/1/29 (NATL-RE)	5,665,000	5,898,341
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,281,975
Series 6-J1 5.00% 5/1/36	2,225,000	1,986,458
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,254,825
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,065,980
Series 7 - D
5.00% 3/1/30	1,500,000	1,593,375
5.00% 3/1/40	3,000,000	3,090,090
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	1,998,600
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,068,550
Series 7-A 5.00% 10/1/39	2,000,000	2,029,140
(State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	1,872,450
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project)
5.00% 5/1/23	2,000,000	2,050,320
University of Minnesota Special Purpose Revenue (State Supported Biomed Science) 5.00% 8/1/35	3,960,000	4,145,011
		52,186,924
Electric Revenue Bonds– 4.56%
Chaska Electric Revenue Refunding (Generating Facilitates) Series A 5.00% 10/1/30	3,000,000	3,049,410
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,015,450
Series A
5.00% 10/1/34	6,250,000	6,279,063
5.125% 10/1/29	3,000,000	3,059,580
Puerto Rico Electric Power Authority Revenue Series WW 5.50% 7/1/38	4,800,000	4,753,056
Southern Minnesota Municipal Power Agency Supply System Revenue
Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,279,610
^Capital Appreciation 4.44% 1/1/25 (NATLE-RE)	5,000,000	2,607,800
		26,043,969
Healthcare Revenue Bonds – 30.01%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,812,657
Alexandria Senior Housing Revenue (Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,511,940
6.20% 7/1/45	2,000,000	2,024,980
Apple Valley Economic Development Authority Health Care Revenue (Augustana Home St. Paul
Project) Series A 6.00% 1/1/40	2,700,000	2,426,031
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	739,726
5.00% 9/1/31 (RADIAN)	500,000	447,725
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,525,550
Fergus Falls Health Care Facilities Revenue (Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,155,675
5.40% 8/1/40	1,000,000	896,320

Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 5.00% 4/1/31	1,000,000	914,070
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,767,425
Minneapolis Health Care Facilities Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,272,940
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,235,350
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,436,225
5.00% 11/15/34 (AMBAC)	4,750,000	4,510,933
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	919,958
Minneapolis National Marrow Donor Program Project Revenue 4.875% 8/1/25	4,000,000	3,872,480
Minneapolis - St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children's Hospital) Series A
5.00% 8/15/30	2,750,000	2,767,408
5.25% 8/15/35	2,085,000	2,115,233
(Health Partners Obligation Group Project) 5.875% 12/1/29	1,000,000	1,016,100
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,635,423
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,746,641
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,432,000
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,524,838
(Fairview Health Care System) Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,077
6.375% 11/15/29	15,000	15,057
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,697,642
Rochester Health Care & Housing Revenue Refunding (Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,280,656
Rochester Health Care Facilities Revenue
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	6,574,604
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	1,819,697
Sartell Health Care Facilities Revenue (Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,423,239
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,997,240
5.25% 9/1/34	7,000,000	6,665,540
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,239,210
St. Cloud Health Care Revenue (Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,034,460
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,147,360
Series A
5.00% 5/1/25	1,035,000	1,046,799
5.125% 5/1/30	10,350,000	10,426,900
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
Refunding 5.75% 7/1/39	16,975,000	16,558,602
Series C
5.50% 7/1/23	3,000,000	3,136,620
5.625% 7/1/26	1,925,000	1,941,112
5.75% 7/1/30	5,000,000	5,028,600
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	7,214,122
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	2,905,506
St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,395,360
Series A-1 5.25% 11/15/29	5,605,000	5,743,219
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,597,800
6.00% 11/15/35	10,340,000	8,953,612
Series A 5.70% 11/1/15	990,000	989,941
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding (Marion
Center Project) Series A
5.30% 11/1/30	500,000	402,685
5.375% 5/1/43	500,000	380,110
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	916,390
Washington County Housing & Redevelopment Authority Hospital Facilities Revenue (Health East
Project) 5.50% 11/15/27	1,000,000	875,990
		171,295,778

Housing Revenue Bonds – 7.18%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,500,030
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	750,000	751,410
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,022,720
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	845,000	851,126
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,405,000	1,408,372
Minnesota Housing Finance Agency Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,410,000	1,413,722
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	400,000	400,456
Series B-1 5.35% 1/1/33 (AMT)	2,305,000	2,304,862
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,284,400
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,841,660
Series I 5.15% 7/1/38 (AMT)	5,405,000	5,183,936
Series L 5.10% 7/1/38 (AMT)	9,910,000	9,434,915
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,189,140
@Washington County Housing & Redevelopment Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	910,000	755,027
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	665,000	665,206
		41,006,982
Lease Revenue Bonds – 3.47%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	1,545,000	1,583,486
5.00% 2/1/19 (AGM)	1,535,000	1,573,237
5.00% 2/1/20 (AGM)	1,690,000	1,732,098
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,596,600
5.25% 12/1/27	3,840,000	3,907,814
Series 3-12 5.125% 12/1/27	3,000,000	3,077,730
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,056,500
Series 3-11 5.00% 12/1/27	2,500,000	2,557,425
Series 9 5.25% 12/1/27	725,000	737,804
		19,822,694
Local General Obligation Bonds – 16.51%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,507,655
5.00% 2/1/22	500,000	568,715
Brainerd Independent School District #181 Refunding (School Building) Series A
4.00% 2/1/22	3,255,000	3,455,475
4.00% 2/1/23	5,990,000	6,272,189
Centennial Independent School District #012 Series A 5.00% 2/1/18 (AGM)	1,270,000	1,304,087
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	11,350,190
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	919,680
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,067,022
Hennepin County Series B 4.00% 12/1/20	5,255,000	5,897,581
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (AGM)	6,850,000	7,043,102
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	1,540,000	1,493,061
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,327,188
Series C
5.00% 3/1/16	1,440,000	1,691,309
5.00% 3/1/28	5,000,000	5,303,950
Minneapolis Library 5.00% 12/1/25	1,500,000	1,535,385
Morris Independent School District #769 Building 5.00% 2/1/24 (NATL-RE)	4,875,000	5,172,521
Mounds View Independent School District #621 Series A 5.00% 2/1/20 (NATL-RE)	2,970,000	3,064,476
New Brighton Tax Increment Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,062,970
Osseo Independent School District #279 Series A 5.00% 2/1/21 (AGM)	3,570,000	3,663,891
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (AGM)	3,145,000	3,457,110
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,099,962
Robbinsdale Independent School District #281 5.00% 2/1/21 (AGM)	1,310,000	1,343,169
^Rosemount Independent School District #196 Capital Appreciation Series B 6.008% 4/1/13 (AGM)	1,915,000	1,886,658
^Sartell - St. Stephen Independent School District #748 Capital Appreciation Refunding Series B
5.976% 2/1/13 (NATL-RE)	540,000	527,639
6.10% 2/1/15 (NATL-RE)	1,075,000	1,002,846
6.15% 2/1/16 (NATL-RE)	1,750,000	1,579,480
South Washington County Independent School District #833 Series A
4.75% 2/1/25	2,500,000	2,655,700
4.75% 2/1/26	3,600,000	3,789,828
4.75% 2/1/27	2,300,000	2,404,742

St. Michael - Albertville Independent School District #885
5.00% 2/1/20 (AGM)	1,970,000	2,022,875
5.00% 2/1/27 (AGM)	3,435,000	3,527,195
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care
Facilities-Lakewood)	2,000,000	2,104,080
5.00% 12/1/21
5.125% 12/1/24	1,000,000	1,038,720
Willmar City (Rice Memorial Hospital Project)
5.00% 2/1/22 (AGM)	1,000,000	1,053,470
5.00% 2/1/25 (AGM)	1,000,000	1,016,630
		94,210,551
§Pre-Refunded/Escrowed to Maturity Bonds – 14.24%
Dakota County Community Development Agency (Senior Housing Facilities) 5.00% 1/1/21-12	1,275,000	1,310,853
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential
Mortgage Revenue 8.15% 9/1/16 (GNMA) (NATL-RE) (IBC)	405,000	517,983
(Anoka County) 8.45% 9/1/19 (GMNA) (AMT)	9,000,000	12,221,010
(Bloomington Mortgage) Refunding Series B 8.375% 9/1/21 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,404,174
Minneapolis Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32-12	7,000,000	7,555,800
Minnesota State 5.00% 8/1/21-12	2,400,000	2,532,168
Southern Minnesota Municipal Power Agency Power Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,101,500
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	725,067
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,082,190
Refunding Series B 5.50% 1/1/15 (AMBAC)	990,000	1,016,403
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30-14	7,000,000	7,913,570
5.50% 7/1/25-14	2,000,000	2,276,180
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,996,500
5.75% 7/1/18	3,840,000	4,678,886
Western Minnesota Municipal Power Agency Supply Revenue Series A 9.75% 1/1/16
(NATl-RE)	715,000	940,103
		81,272,387
Special Tax Revenue Bonds – 3.25%
Hennepin County Sales Tax Revenue (Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,416,638
5.00% 12/15/20	1,000,000	1,137,720
5.00% 12/15/24	1,150,000	1,258,250
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund) Series 2A
6.00% 12/1/40	3,000,000	3,059,820
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	890,810
Puerto Rico Sales Tax Financing Corporation Revenue
Series A 5.50% 8/1/42	5,000,000	4,962,700
First Subordinate Series B 5.75% 8/1/37	4,760,000	4,812,693
		18,538,631
State General Obligation Bonds – 2.75%
Minnesota State
5.00% 10/1/15	5,000,000	5,828,650
Series A 5.00% 12/1/21	5,000,000	5,881,550
Minnesota State Refunding Various Purposes Series D 4.00% 8/1/17	1,000,000	1,139,310
Puerto Rico Commonwealth Public Improvement Refunding Series C 6.00% 7/1/39	2,800,000	2,828,364
		15,677,874
Transportation Revenue Bonds – 2.79%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,421,832
5.00% 1/1/22 (NATL-RE)	2,000,000	2,028,320
5.00% 1/1/28	1,250,000	1,302,638
5.25% 1/1/16 (NATL-RE)	1,460,000	1,539,672
St. Paul Housing & Redevelopment Authority Parking Revenue Refunding (Parking Facilities Project) Series A
5.00% 8/1/30	1,870,000	1,902,201
5.00% 8/1/35	1,145,000	1,117,463
Series B 5.00% 8/1/35	1,500,000	1,463,925
St. Paul Port Authority Revenue Refunding (Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,114,560
		15,890,611
Water & Sewer Revenue Bonds – 0.21%
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding Series B 5.00% 3/1/19	1,000,000	1,198,000
		1,198,000
Total Municipal Bonds (cost $547,998,351)		562,669,072

Short-Term Investment – 0.18%
¤Variable Rate Demand Note – 0.18%
St. Paul Housing & Redevelopment Authority Revenue (Minnesota Public Radio Project) 0.15% 5/1/22	1,000,000	1,000,000
Total Short-Term Investment (cost $1,000,000)		1,000,000

Total Value of Securities – 98.76%
(cost $548,998,351)		563,669,072
Receivables and Other Assets Net of Liabilities – 1.24%		7,084,253
Net Assets Applicable to 46,646,073 Shares Outstanding – 100.00%		$570,753,325

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $755,027, which represented 0.13% of the Fund's net assets. See Note 3 in "Notes.”
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
TCRS - Temporary Custodial Receipts
VA – Veterans Administration Collateral

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$548,998,351
Aggregate unrealized appreciation	$22,695,966
Aggregate unrealized depreciation	(8,025,245)
Net unrealized appreciation	$14,670,721

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2011:

Level 2
Municipal Bonds	$562,669,072
Short-Term Investment	1,000,00
$563,669,072

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 21% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 or lower by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: